Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2019
Prepayments and Other Receivables
Prepayments and Other Receivables

(6) Prepayments and Other Receivables

Prepayments and other receivables consisted of the following:

	December 31, 2019		December 31, 2018
	RMB	US$	RMB
Lease prepayments, current portion	524	75	524
Other receivables	534	77	544
	1,058	152	1,068